UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:	$168,990	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$2,028
38,450
Sole
None
38,450
AGILENT TECHNOLOGIES COM
00846U101
$444
9,064
Sole
None
9,064
ALLTEL CORP COM
020039103
$331
6,334
Sole
None
6,334
AMERICAN EXPRESS CO COM
025816109
$1,270
20,900
Sole
None
20,900
AMERICAN INTL GROUP COM
026874107
$918
9,595
Sole
None
9,595
AMERIPATH INC COM
03071D109
$4,030
277,900
Sole
None
277,900
AT&T CORP COM
001957505
$728
24,767
Sole
None
24,767
BAKER HUGHES INC COM
057224107
$1,621
43,650
Sole
None
43,650
BANK ONE CORP COM
06423A103
$424
10,985
Sole
None
10,985
BANKAMERICA CORP NEW COM
060505104
$724
13,823
Sole
None
13,823
BRIGHT HORIZON FAMILY COM
109195107
$353
13,800
Sole
None
13,800
BRINKER INTL INC COM
109641100
$1,937
64,300
Sole
None
64,300
BRISTOL MYERS SQUIBB COM
110122108
$663
11,600
Sole
None
11,600
BRITISH PETE PLC AMERN SH
055622104
$835
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,187
70,561
Sole
None
70,561
CANADIAN NATL RY CO COM
136375102
$850
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$1,821
20,650
Sole
None
20,650
CATERPILLAR INC DEL COM
149123101
$923
27,350
Sole
None
27,350
CENDANT CORP COM
151313103
$1,508
138,624
Sole
None
138,624
CENTEX CORP COM
152312104
$540
16,800
Sole
None
16,800
CENTURYTEL INC COM
156700106
$1,048
38,450
Sole
None
38,450
CHART INDS INC COM
16115Q100
$968
188,800
Sole
None
188,800
CISCO SYS INC COM
17275R102
$3,022
54,700
Sole
None
54,700
COMDISCO INC COM
200336105
$2,012
105,550
Sole
None
105,550
COMPAQ COMPUTER CORP
COM
204493100
$969
35,135
Sole
None
35,135
COMPUWARE
205638109
$1,085
129,600
Sole
None
129,600
CONSOLIDATED STORES CP
COM
210149100
$1,231
91,200
Sole
None
91,200
CROSSMANN CMNTYS INC COM
22764E109
$2,183
110,550
Sole
None
110,550
DONALDSON LUFKN&JEN NW
COM
257661108
$948
10,600
Sole
None
10,600
DUKE REALTY INVT INC COM
NEW
264411505
$1,650
68,400
Sole
None
68,400
EASTMAN KODAK CO COM
277461109
$1,705
41,715
Sole
None
41,715
EEX CORP COM
26842V207
$164
34,033
Sole
None
34,033
ELAN PLC ADR
284131208
$516
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$8,175
93,300
Sole
None
93,300
EOG RES INC COM
26875P101
$1,745
44,900
Sole
None
44,900
EXXON CORP COM
30231G102
$932
10,454
Sole
None
10,454
FIRST UN CORP COM
337358105
$1,832
56,919
Sole
None
56,919
FIRSTMERIT CORP COM
337915102
$2,315
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,239
41,300
Sole
None
41,300
FORD MTR CO DEL COM
345370860
$296
11,676
Sole
None
11,676
FRANKLIN RES INC COM
354613101
$520
11,700
Sole
None
11,700
GATX CORP COM
361448103
$1,625
38,800
Sole
None
38,800
GENCORP INC COM
368682100
$965
118,775
Sole
None
118,775
GENERAL ELEC CO COM
369604103
$394
6,822
Sole
None
6,822
GENERAL MTRS CORP CL H
NEW
370442832
$799
21,483
Sole
None
21,483
GENERAL MTRS CORP COM
370442105
$1,328
20,435
Sole
None
20,435
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$320
13,600
Sole
None
13,600
HALLIBURTON CO COM
406216101
$2,413
49,310
Sole
None
49,310
HARTFORD FINL SVCS COM
416515104
$919
12,600
Sole
None
12,600
HCA-THE HEALTHCARE
COMPANY
404119109
$3,228
86,948
Sole
None
86,948
HEWLETT-PACKARD
428236103
$2,270
23,400
Sole
None
23,400
HILFIGER TOMMY CORP ORD
G8915Z102
$1,074
111,600
Sole
None
111,600
HORACE MANN EDUCTR CP
COM
440327104
$1,196
73,044
Sole
None
73,044
HUFFY CORP COM
444356109
$556
52,950
Sole
None
52,950
INTEL CORP COM
458140100
$4,561
109,728
Sole
None
109,728
INTERNATIONAL BUS MACH
COM
459200101
$504
4,480
Sole
None
4,480
ITT INDS INC IND COM
450911102
$1,051
32,400
Sole
None
32,400
KENNAMETAL INC COM
489170100
$1,942
75,400
Sole
None
75,400
KIMBERLY CLARK CORP COM
494368103
$376
6,732
Sole
None
6,732
LEHMAN BROS HLDGS INC COM
524908100
$5,725
38,745
Sole
None
38,745
LOEWS CORP COM
540424108
$906
10,872
Sole
None
10,872
MENTOR CORP MINN COM
587188103
$498
31,600
Sole
None
31,600
MERCK & CO INC COM
589331107
$4,507
60,545
Sole
None
60,545
MICROSOFT CORP COM
594918104
$484
8,020
Sole
None
8,020
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$738
8,072
Sole
None
8,072
MOTOROLA
620076109
$2,207
78,120
Sole
None
78,120
NATIONAL CITY CORP COM
635405103
$551
24,924
Sole
None
24,924
NATIONAL SEMICONDUCTOR
COM
637640103
$5,295
131,552
Sole
None
131,552
NATIONWIDE FINL SVCS CL A
638612101
$727
19,450
Sole
None
19,450
NORDSON CORP COM
655663102
$2,121
74,600
Sole
None
74,600
NORDSTROM INC
655664100
$1,744
112,040
Sole
None
112,040
OMNICARE INC COM
681904108
$968
60,000
Sole
None
60,000
ORACLE SYSTEMS
68389X105
$4,760
60,450
Sole
None
60,450
OWENS & MINOR INC NEW COM
690732102
$3,143
199,554
Sole
None
199,554
PAINE WEBBER GROUP INC
COM
695629105
$1,149
16,862
Sole
None
16,862
PAUL-SON GAMING
703578104
$21
13,900
Sole
None
13,900
PHARMACIA CORP COM
71713U102
$246
4,080
Sole
None
4,080
POLYONE CORP COM
73179p106
$215
29,375
Sole
None
29,375
PROGRESSIVE CORP OHIO COM
743315103
$4,317
52,723
Sole
None
52,723
QUALITY DINING INC COM
74756P105
$237
118,500
Sole
None
118,500
READERS DIGEST ASSN INC
COMMON
755267101
$627
17,750
Sole
None
17,750
RJR NABISCO HLDGS CORP
COM NEW
62952P102
$1,072
37,600
Sole
None
37,600
SBC COMMUNICATIONS INC
COM
78387G103
$3,011
60,217
Sole
None
60,217
SCHLUMBERGER LTD COM
806857108
$4,786
58,150
Sole
None
58,150
SCI SYSTEMS INC
783890106
$4,414
107,650
Sole
None
107,650
SCOTTS CO CL A
810186106
$2,138
63,820
Sole
None
63,820
SCUDDER NEW ASIA FD COM
811183102
$819
66,500
Sole
None
66,500
SEAGATE TECHNOLOGY COM
811804103
$1,206
17,475
Sole
None
17,475
SIMON PPTY GROUP NEW COM
828806109
$1,011
43,152
Sole
None
43,152
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,086
98,764
Sole
None
98,764
STERIS CORP COM
859152100
$1,916
159,627
Sole
None
159,627
SUNGLASS HUT INTL INC COM
86736F106
$1,226
187,650
Sole
None
187,650
TECUMSEH PRODS CO CL A
878895200
$335
8,000
Sole
None
8,000
TENET HEALTHCARE CORP COM
88033G100
$1,002
27,560
Sole
None
27,560
TERADYNE INC COM
880770102
$1,267
36,200
Sole
None
36,200
TEXACO INC COM
881694103
$599
11,400
Sole
None
11,400
TIME WARNER INC COM
887317105
$282
3,600
Sole
None
3,600
TOLL BROTHERS INC COM
889478103
$379
11,034
Sole
None
11,034
TRANSOCEAN SEDCO FOREX
INC
g90078109
$4,549
77,590
Sole
None
77,590
TRW INC COM
872649108
$2,005
49,354
Sole
None
49,354
VERIZON COMMUNICATIONS
COM
92343V104
$2,251
46,481
Sole
None
46,481
VODAFONE GROUP PLC
92857W100
$277
7,487
Sole
None
7,487
WACHOVIA CORP 2ND NEW
COM
929903102
$824
26,429
Sole
None
26,429
WILD OATS MARKETS INC COM
96808B107
$2,631
223,924
Sole
None
223,924
WORLDCOM INC COM
98157D106
$2,514
82,756
Sole
None
82,756









$168,990